System Fund and reimbursables (Tables)	12 Months Ended
Dec. 31, 2025
System Fund And Reimbursables [Abstract]
Summary of System Fund and Reimbursable Revenues and Expenses	System Fund and reimbursable revenues and expenses comprise:

	2025	2024	2023
	$m	$m	$m
System Fund revenues	1,717	1,611	1,564
Reimbursable revenues	1,004	1,000	896
System Fund and reimbursable revenues	2,721	2,611	2,460

System Fund expenses	(1,763)	(1,694)	(1,545)
Reimbursable expenses	(1,004)	(1,000)	(896)
System Fund and reimbursable expenses	(2,767)	(2,694)	(2,441)

Summary of System Fund Revenues	System Fund revenues include:

	2025	2024	2023
	$m	$m	$m
Loyalty programme revenues, net of the cost of point redemptions	355	355	379
Marketing, reservation and other hotel fees	1,362	1,256	1,185

Summary of System Fund Expenses	System Fund expenses include:

	2025	2024	2023
	$m	$m	$m
Marketing	542	520	498
Staff costs (excluding costs relating to the global efficiency programme)	424	436	399
Global efficiency programme[a]	10	–	–
Depreciation and amortisation	79	80	83
Impairment loss on trade receivables (note 16)	19	9	–
Other net impairment charges (note 11)	–	3	–
a.Comprises costs incurred in the ongoing delivery of a programme designed to achieve incremental cost base efficiencies and effectiveness.
An additional $12m, that is not charged to the System Fund, is included in operating exceptional items (note 6).